OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
6.	OTHER NON-CURRENT ASSETS
All figures in USD ‘000	2023	2022
Fixture, Furniture and Equipment, Net	969	730
Other	155	148
Total as of December 31,	1,124	878